Other Long-Term Assets	12 Months Ended
Dec. 31, 2021
Other Long Term Assets Disclosure [Abstract]
OTHER LONG-TERM ASSETS	NOTE 4:- OTHER LONG-TERM ASSETS
	December 31,
	2020	2021

Deferred tax assets	$1,870	$3,122
Long-term unbilled receivables	772	1,642
Rent deposits	2,132	2,077
Other	490	447

	$5,264	$7,288